FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.8%
	AEROSPACE & DEFENSE - 3.8%
12,713	Howmet Aerospace, Inc.	$ 399,824
3,233	Safran S.A.	319,100
		718,924
	APPAREL & TEXTILE PRODUCTS - 1.3%
2,364	Cie Financiere Richemont S.A.	251,724

	ASSET MANAGEMENT - 3.1%
6,876	Groupe Bruxelles Lambert S.A.	573,997

	BANKING - 6.0%
12,534	Citigroup, Inc.	576,439
13,906	Wells Fargo & Company	544,698
		1,121,137
	BEVERAGES - 2.1%
14,178	JDE Peet's BV	403,431

	CABLE & SATELLITE - 8.6%
1,379	Charter Communications, Inc., Class A(a)	646,103
24,872	Comcast Corporation, Class A	975,977
		1,622,080
	CHEMICALS - 2.2%
3,531	International Flavors & Fragrances, Inc.	420,613

	CONSTRUCTION MATERIALS - 5.3%
3,556	HeidelbergCement A.G.	170,777
19,430	Holcim Ltd.	831,447
		1,002,224
	E-COMMERCE DISCRETIONARY – 3.9%
14,570	Alibaba Group Holding Ltd. (a)	207,774
4,990	Amazon.com, Inc.(a)	529,987
		737,761
	ELECTRIC UTILITIES - 2.4%
7,868	FirstEnergy Corporation	302,052

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	ELECTRIC UTILITIES - 2.4% (Continued)
15,355	PG&E Corporation(a)	$ 153,243
		455,295
	ELECTRICAL EQUIPMENT - 4.0%
6,614	TE Connectivity Ltd.	748,374

	ENGINEERING & CONSTRUCTION - 1.2%
2,420	Samsung C&T Corporation	230,902

	ENTERTAINMENT CONTENT - 2.1%
3,160	Activision Blizzard, Inc.	246,038
6,882	Nexon Company Ltd.	140,896
		386,934
	INDUSTRIAL SUPPORT SERVICES - 2.7%
1,582	Ferguson PLC	175,143
5,462	LG Corporation	330,062
		505,205
	INSURANCE - 7.2%
14,918	American International Group, Inc.	762,756
2,207	Aon PLC, Class A	595,184
		1,357,940
	INTERNET MEDIA & SERVICES - 16.8%
417	Alphabet, Inc., Class A(a)	908,752
323	Alphabet, Inc., Class C(a)	706,546
3,847	Baidu, Inc.(a)	72,803
4	Booking Holdings, Inc.(a)	6,996
1,932	Delivery Hero S.E.(a)	72,402
3,333	Meta Platforms, Inc., Class A(a)	537,446
1,012	Netflix, Inc.(a)	176,968
8,388	Prosus N.V.	549,065
6,089	Uber Technologies, Inc.(a)	124,581
		3,155,559
	LEISURE FACILITIES & SERVICES - 2.9%
11,234	Entain PLC (a)	170,251
1,326	Flutter Entertainment PLC(a)	133,066

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	LEISURE FACILITIES & SERVICES - 2.9% (Continued)
1,759	Marriott International, Inc., Class A	$ 239,243
		542,560
	METALS & MINING - 3.2%
108,862	Glencore PLC	589,822

	OIL & GAS PRODUCERS - 1.7%
18,464	Kinder Morgan, Inc.	309,457

	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
34,437	Swire Pacific Ltd., Class A	205,167

	RETAIL - CONSUMER STAPLES - 0.3%
3,392	Just Eat Takeaway.com N.V.(a)	53,540

	RETAIL - DISCRETIONARY - 1.5%
3,170	CarMax, Inc.(a)	286,822

	SEMICONDUCTORS - 9.4%
5,668	Analog Devices, Inc.	828,037
1,437	Broadcom, Inc.	698,109
1,650	NXP Semiconductors N.V.	244,250
		1,770,396
	SOFTWARE - 1.6%
7,996	Open Text Corporation	302,569

	TECHNOLOGY HARDWARE - 0.8%
344	Nintendo Company Ltd.	148,765

	TRANSPORTATION EQUIPMENT - 1.6%
3,736	Westinghouse Air Brake Technologies Corporation	306,651

	TOTAL COMMON STOCKS (Cost $21,617,183)	18,207,849

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUND — 2.5%
	EQUITY - 2.5%
5,500	Vanguard Total World Stock ETF (Cost - $505,902)	$ 469,370

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
136,346	State Street Institutional Treasury Money Market, Institutional Class, 0.69% (Cost $136,346)(b)	136,346

	TOTAL INVESTMENTS - 100.0% (Cost $22,259,431)	$ 18,813,565
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0% (c)	(4,791)
	NET ASSETS - 100.0%	$ 18,808,774

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(c)	Amount represents less than 0.05%.